Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment Useful Life
The following tables present the movements in the net book values of property, plant and equipment:

in CHF thousands	Lab - equipment	Lab - fixtures and fittings	Office equipment & hardware	Total
Acquisition cost:
Balance as of December 31, 2020	540	195	88	823

Acquisitions	15	—	13	28

Balance as of December 31, 2021	555	195	101	851

Acquisitions	45	—	20	65

Balance as of December 31, 2022	600	195	121	916

	Lab - equipment	Lab - fixtures and fittings	Office equipment & hardware	Total
Accumulated depreciation:
Balance as of December 31, 2020	(246)	(44)	(41)	(332)

Depreciation expense	(59)	(15)	(14)	(88)

Balance as of December 31, 2021	(305)	(59)	(55)	(420)

Depreciation expense	(70)	(28)	(34)	(132)

Balance as of December 31, 2022	(375)	(87)	(89)	(551)

Carrying amount:
As of December 31, 2021	249	135	46	431

As of December 31, 2022	225	108	32	365